Trade and other receivables - Ageing (Details) - Trade notes and accounts receivable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 11,994	$ 8,158
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,102	3,031
Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,703	3,198
Past due but not impaired | 30 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	502	1,218
Past due but not impaired | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,687	711
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,974	18,043
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (8,980)	$ (9,885)	$ (9,289)